Contribution by Non-controlling Interest	12 Months Ended
Mar. 31, 2018
Contribution By Non Controlling Interest [Abstract]
Contribution by Non-controlling Interest
40)	CONTRIBUTION BY NON-CONTROLLING INTEREST

In August 2017, Bona Vita Technologies Private Limited (“Bona Vita”), one of the Parent Company’s subsidiary, raised USD 5,500 by way of rights issue to Parent Company and a new investor, H.I.S Co. Ltd., Japan (“HIS”). Bona Vita issued Series B Fully and Compulsorily Convertible, Non-Cumulative, Preference Shares (“Series B CCPS”) to Parent Company and HIS and equity shares to HIS. The amount contributed by Parent Company was USD 2,500 and by HIS was USD 3,000.